Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Instruments [Line Items]
Cash and cash equivalents	$ 336,197	$ 111,733	$ 34,765	$ 23,305
FVPL	1,004	8,319
Trade and Other Receivables	190,966	72,785
Other Assets	1,339	2,017
Maximum exposure to credit risk	$ 529,506	$ 194,854